Disclosure of derecognized assets and liabilities (Details) - Trauma Healing Centers [Member] $ in Thousands	2 Months Ended
Oct. 16, 2018 CAD ($)
Operations Of Trauma Healing Centers [Line Items]
Cash	$ 96
Accounts receivable	140
Other current assets	9
Property, plant and equipment	86
Goodwill	880
Trade and other payables	(70)
Net assets disposed	1,141
Fair value of consideration received	1,141
Gain/(loss) on disposal	$ 0